Supplement to the
Fidelity® Variable Insurance Products
Freedom Funds
Initial Class, Service Class, and Service Class 2
April 21, 2005
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any VIP Freedom Fund from time to time. The target date for combining VIP Freedom Income and the VIP Freedom Funds with target retirement dates has been delayed. Going forward, when the target asset allocation of a VIP Freedom Fund with a target retirement date matches VIP Freedom Income's target asset allocation (approximately ten to 15 years after the fund's retirement date), it is expected that the fund will be combined with VIP Freedom Income and the fund's shareholders will become shareholders of VIP Freedom Income.

VIPFI2K5-06-01 February 28, 2006
1.828382.100

Supplement to the
Fidelity® Variable Insurance Products
Freedom Funds
Initial Class, Service Class, and Service Class 2
April 21, 2005
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any VIP Freedom Fund from time to time. The target date for combining VIP Freedom Income and the VIP Freedom Funds with target retirement dates has been delayed. Going forward, when the target asset allocation of a VIP Freedom Fund with a target retirement date matches VIP Freedom Income's target asset allocation (approximately ten to 15 years after the fund's retirement date), it is expected that the fund will be combined with VIP Freedom Income and the fund's shareholders will become shareholders of VIP Freedom Income.

VIPFI2K0-06-01 February 28, 2006
1.828383.100

Supplement to the
Fidelity® Variable Insurance Products
Investor FreedomSM Funds
July 12, 2005
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any VIP Investor Freedom Fund from time to time. The target date for combining VIP Investor Freedom Income and the VIP Investor Freedom Funds with target retirement dates has been delayed. Going forward, when the target asset allocation of a VIP Investor Freedom Fund with a target retirement date matches VIP Investor Freedom Income's target asset allocation (approximately ten to 15 years after the fund's retirement date), it is expected that the fund will be combined with VIP Investor Freedom Income and the fund's shareholders will become shareholders of VIP Investor Freedom Income.

VIPIFF-06-01 February 28, 2006
1.828376.100

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class,
and Service Class 2
April 21, 2005
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any VIP Freedom Fund from time to time. The target date for combining VIP Freedom Income and the VIP Freedom Funds with target retirement dates has been delayed. Going forward, when the target asset allocation of a VIP Freedom Fund with a target retirement date matches VIP Freedom Income's target asset allocation (approximately ten to 15 years after the fund's retirement date), it is expected that the fund will be combined with VIP Freedom Income and the fund's shareholders will become shareholders of VIP Freedom Income.

VIPFF2K-06-01 February 28, 2006
1.828420.100